Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2019
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	Principally 5 years
Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	Principally 25 years